Convertible redeemable non-controlling interests (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Amount
Balance at the end of the year	$ 2,293,140	¥ 15,964,384	¥ 15,961,284
Series A Preferred Shares
Number of shares
Shares Issued | shares			1,004,000,000
Balance at the end of the year | shares	1,004,000,000	1,004,000,000	1,004,000,000
Amount
Issuance			¥ 15,973,564
Less: preferred shares issuance costs			(14,772)
Net income from continuing operations attributable to mezzanine equity classified as non-controlling interests shareholders		¥ 3,100	2,492
Balance at the end of the year		¥ 15,964,384	¥ 15,961,284
Jingdong Express | Series A Preferred Shares
Preferred shares
Percentage of Preference Shareholders holding	50.00%	50.00%